CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (SUMMARY OF CHANGES) (UNAUDITED) - USD ($) $ in Thousands	Total	Shares	Common Stock	Paid-in Additional Capital	Retained Earnings	Translation Differences	Other Reserves	Total Equity
Balance at beginning of period at Dec. 31, 2016		$ 93,433,804	$ 934	$ 881,097	$ (205,195)	$ (108)	$ 8,283	$ 685,011
Net income/(loss) after tax	$ 14,115				14,115			14,115
Other comprehensive income	141					141		141
Total comprehensive income	14,256				14,115	141		14,256
Cash dividends declared and paid					(20,481)			(20,481)
Issuance of convertible bonds	0
Issuance of stock		47,724,395	477	254,546				255,024
Purchase of convertible bonds	(17,104)			(2,213)				(2,213)
Compensation related to options and restricted stock		1,189,099	12	7,173			(3,138)	4,047
Balance at end of period at Sep. 30, 2017		142,347,298	1,423	1,140,604	(211,560)	33	5,145	935,645
Balance at beginning of period (Restated [member]) at Dec. 31, 2017		142,417,407	1,424	1,140,794	(226,821)	85	5,676	921,158
Balance at beginning of period (Previously stated [member]) at Dec. 31, 2017		142,417,407	1,424	1,140,794	(222,087)	85	5,676	925,892
Balance at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017					(4,734)			(4,734)
Balance at beginning of period at Dec. 31, 2017	925,892
Net income/(loss) after tax	(58,910)				(58,910)			(58,910)
Other comprehensive income	63					(63)		(63)
Total comprehensive income	(58,847)				(58,910)	(63)		(58,974)
Cash dividends declared and paid					(8,615)			(8,615)
Issuance of convertible bonds	39,346			3,165				3,165
Purchase of convertible bonds	0			(1,613)				(1,613)
Compensation related to options and restricted stock		1,175,136	12	6,414			(4,161)	2,264
Balance at end of period at Sep. 30, 2018	$ 857,387	$ 143,592,543	$ 1,436	$ 1,148,761	$ (294,346)	$ 22	$ 1,514	$ 857,387